Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule of related party transactions
Summarized below are the related party costs incurred by the Company for the nine months ended September 30, 2020 and 2019, respectively, and any related amounts receivable and payable as of September 30, 2020 and December 31, 2019:

	Incurred for the Nine Months Ended		Receivable as of
	September 30,		September 30,	December 31,
	2020	2019	2020	2019
Assets Assumed through the Self-Administration Transaction
Cash to be received from an affiliate related to deferred compensation and other payroll costs	$—	$658	$—	$—
Other fees	150	—	201	352
Due from GCC
Reimbursable Expense Allocation	16	—	5	4
Payroll/Expense Allocation	300	321	781	481
Due from Affiliates
Payroll/Expense Allocation	—	1,217	—	—
O&O Costs (including payroll allocated to O&O)	—	157	—	—
Other Fees	—	6,375	—	—

Total	$466	$8,728	$987	$837

	Incurred for the Nine Months Ended		Payable as of
	September 30,		September 30,	December 31,
	2020	2019	2020	2019
Expensed
Costs advanced by the advisor	$1,546	$2,571	$1,120	$1,164
Consulting fee—shared services	1,875	1,874	631	441
Disposition fees	—	641	—	—
Capitalized
Leasing commissions	—	596	—	—
Acquisition fees	—	942	—	—
Assumed through Self-Administration Transaction/Mergers
Earn-out	—	—	338	2,919
Stockholder Servicing Fee	—	693	2,354	4,994
Other fees	—	20	—	—
Other
Distributions	8,353	10,089	712	1,365

Total	$11,774	$17,426	$5,155	$10,883

Summarized below are the related-party costs incurred by the Company for the years ended December 31, 2019, 2018 and 2017, respectively, and any related amounts payable and receivable as of December 31, 2019 and 2018:

	Incurred for the Year Ended December 31,			Payable as of December 31,
	2019	2018	2017	2019	2018
Expensed
Operating expenses	$—	$3,594	$2,652	$—	$74
Asset management fees	—	23,668	23,499	—	—
Property management fees	—	9,479	9,782	—	875
Disposition fees	641	177	1,950	—	—
Costs advanced by the advisor	3,771	546	587	1,164	341
Consulting fee — shared services	2,500	—	—	441	—
Capitalized
Acquisition fees (1)	942	5,331	3,791	—	—
Leasing commissions	2,540	2,289	1,752	—	—
Assumed through Self- Administration Transaction/Mergers
Earn-out	—	—	—	2,919	29,380
Other Fees	20	—	—	—	11,734
Stockholder Servicing Fee	692	—	—	4,994	—
Other
Distributions	14,138	—	—	1,365	2

Total	$25,244	$45,084	$44,013	$10,883	$42,406

(1)	Acquisition fees related to the acquisition of McKesson II during the year ended December 31, 2019 were capitalized as the acquisition did not meet the business combination criteria.

	Incurred for the Year Ended December 31,			Receivable as of December 31,
	2019	2018	2017	2019	2018
Assets Assumed through the Self-Administration Transaction
Cash to be received from an affiliate related to deferred compensation and other payroll costs	$658	$—	$—	$—	$7,951
Other fees	—	—	—	352	11,734
Due from Griffin Capital Company
Payroll/Expense Allocation	481	—	—	481	—
Reimbursable Expense Allocation	4	—	—	4	—
Due from Affiliates
Payroll/Expense Allocation	1,217	—	—	—	—
O&O Costs (including payroll allocated to O&O)	157	—	—	—	—
Other Fees (1)	6,375	—	—	—	—

Total	$8,892	$—	$—	$837	$19,685

(1)	Includes Payroll/Expense allocation, Offering Costs, Advisory Fee, Performance Distribution, LP Distributions & Employee Reimbursements.